Document and Entity Information Document		1 Months Ended
	Jan. 11, 2021	Feb. 27, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date		Jan. 29, 2021
Entity Registrant Name		NovoCure Limited
Entity Central Index Key	0001645113
Amendment Flag	false
Entity Incorporation, State or Country Code		Y9
Entity File Number		001-37565
Entity Tax Identification Number		98-1057807
Entity Address, Address Line One		No. 4 The Forum, Grenville Street
Entity Address, City or Town		St. Helier
Entity Address, Country		JE
Entity Address, Postal Zip Code		JE2 4UF
City Area Code		44 (0) 15
Local Phone Number		3475 6700
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Ordinary Shares, no par value
Trading Symbol		NVCR
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false